Employee and Director Benefit Programs	12 Months Ended
Dec. 31, 2025
Employee and Director Benefit Programs
Employee and Director Benefit Programs

(12) Employee and Director Benefit Programs

The Bank has a 401(k) plan for the benefit of substantially all employees subject to certain minimum age and service requirements. Under the 401(k) plan, the Bank matched employee contributions to a maximum of 4.00% of annual compensation in 2024 and 2025. The Company’s contribution pursuant to this formula was approximately $834,000 and $783,000 for the years ended December 31, 2025 and 2024, respectively. Investments made available under the 401(k) plan are determined by a committee comprised of senior management. No investments in Company stock are available under the 401(k) plan. Contributions to the 401(k) plan are vested immediately.

In 2001, the Company initiated a retirement benefit plan to provide retirement benefits to key officers and its Board of Directors and to provide death benefits for their designated beneficiaries. Under the retirement benefit plan, the Company purchased life insurance policies on the lives of the key officers and each director. The increase in cash surrender value of the policies constitutes the Company’s contribution to the retirement benefit plan each year. retirement benefit plan participants are entitled to be paid annual benefits for a specified number of years commencing upon retirement. Expenses incurred for benefits relating to the retirement benefit plan were approximately $432,000 and $617,000 for the years ended December 31, 2025 and 2024, respectively.

The following table sets forth the change in the accumulated benefit obligation for the Company’s retirement benefit plan described above:

(Dollars in thousands)
	2025	2024

Benefit obligation at beginning of period	$5,426	5,268
Service cost	368	521
Interest cost	71	101
Benefits paid	(341)	(464)

Benefit obligation at end of period	$5,524	5,426

The amounts recognized in the Company’s Consolidated Balance Sheets as of December 31, 2025 and 2024 are shown in the following two tables:

(Dollars in thousands)
	2025	2024

Benefit obligation	$5,524	5,426
Fair value of plan assets	-	-

(Dollars in thousands)
	2025	2024

Funded status	$(5,524)	(5,426)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(5,524)	(5,426)

Unfunded accrued liability	$(5,524)	(5,426)
Intangible assets	-	-

Net amount recognized	$(5,524)	(5,426)

Net periodic benefit cost of the Company’s retirement benefit plans for the years ended December 31, 2025 and 2024 consisted of the following:

(Dollars in thousands)
	2025	2024

Service cost	$368	521
Interest cost	71	101

Net periodic cost	$439	622

Weighted average discount rate assumption used to determine benefit obligation	5.50%	5.50%

The Company paid retirement plan benefits totaling $341,000 and $465,000 during the years ended December 31, 2025 and 2024, respectively. Information about the expected benefit payments for the Company’s retirement benefit plan is as follows:

(Dollars in thousands)

Year ending December 31,
2026	$373
2027	483
2028	491
2029	530
2030	456
Thereafter	8,563